Contract assets and liabilities (Details 4) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Net contract liabilities | $	$ (458)		$ (584)
Contract assets | $	135		66
Unbilled revenue
Net contract liabilities | $	135		66
Contract assets | $	135		66
Deferred revenue
Net contract liabilities | $	$ (593)		$ (650)
ZHEJIANG TIANLAN
Gross contract assets | ¥		¥ 77,657		¥ 83,170
Less: allowance for doubtful accounts | ¥		(11,013)		(10,290)
Net contract liabilities | ¥		31,277		29,428
Contract assets | ¥		66,644		72,880
ZHEJIANG TIANLAN | Unbilled revenue
Contract assets | ¥		¥ 66,644		¥ 72,880